PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited)
1
Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.7%
Australia : 1.6%
12,756
ASX Ltd.
$ 507,744
0.2
14,905
Computershare Ltd.
338,501
0.1
261,211
Medibank Pvt Ltd.
838,139
0.3
261,539
Scentre Group
741,193
0.3
467,153
Telstra Group Ltd.
1,587,056
0.6
27,430
Transurban Group
265,324
0.1
4,277,957
1.6
Austria : 0.2%
7,914
OMV AG
470,155
0.2
Canada : 4.3%
30,215
Bank of Nova Scotia
2,258,941
0.8
28,688  Canadian Natural
Resources Ltd.
1,066,701
0.4
7,905  Canadian Tire Corp. Ltd.
- Class A
972,530
0.3
12,844  CCL Industries, Inc. -
Class B
774,045
0.3
13,157
Keyera Corp.
445,540
0.2
5,859
Stantec, Inc.
580,629
0.2
32,993
Suncor Energy, Inc.
1,743,845
0.6
4,551
Thomson Reuters Corp.
502,844
0.2
16,489
TMX Group Ltd.
608,748
0.2
29,460
Toronto-Dominion Bank
2,753,336
1.0
1,292
WSP Global, Inc.
249,766
0.1
11,956,925
4.3
Denmark : 0.6%
34,162
Danske Bank A/S
1,740,487
0.6
France : 3.6%
2,730
Air Liquide SA
511,228
0.2
35,557
AXA SA
1,621,374
0.6
17,740
BNP Paribas SA
1,918,278
0.7
4,927
Bureau Veritas SA
158,612
0.1
37,162
Carrefour SA
608,686
0.2
1,958
Covivio SA/France
125,089
0.0
5,444
Eiffage SA
807,388
0.3
52,405
Engie SA
1,564,632
0.6
21,690
Getlink SE
429,342
0.2
2,330
Ipsen SA
380,643
0.1
2,547
Safran SA
910,024
0.3
7,633
Societe Generale SA
668,878
0.2
3,973
TotalEnergies SE
288,952
0.1
9,993,126
3.6
Germany : 1.3%
38,441  Deutsche Telekom AG,
Reg
1,290,018
0.5
21,687  Fresenius SE & Co.
KGaA
1,213,127
0.4
10,813
(1)
Scout24 SE
1,076,560
0.4
241
Talanx AG
30,398
0.0
3,610,103
1.3
Hong Kong : 1.1%
278,000  HKT Trust & HKT Ltd. -
Stapled Security
416,617
0.1
98,600
Link REIT
453,339
0.2
128,500
(2)
Power Assets Holdings
Ltd.
996,742
0.4
44,000  Swire Pacific Ltd. - Class
A
424,595
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
706,500
(1)
WH Group Ltd.
$ 833,738
0.3
3,125,031
1.1
Ireland : 0.3%
62,838
(3)
AIB Group PLC
702,414
0.3
Israel : 0.3%
33,775
Bank Leumi Le-Israel BM
811,928
0.3
Italy : 1.1%
1,354  FinecoBank Banca
Fineco SpA
35,895
0.0
149,270
Intesa Sanpaolo SpA
1,056,744
0.4
20,803
UniCredit SpA
1,812,905
0.7
2,905,544
1.1
Japan : 4.4%
78,600
Asahi Kasei Corp.
762,499
0.3
23,100
Astellas Pharma, Inc.
321,319
0.1
55,300  Central Japan Railway
Co.
1,542,764
0.6
41,600  Concordia Financial
Group Ltd.
378,882
0.1
32,800  Daiwa House Industry
Co. Ltd.
1,117,629
0.4
74,700
Japan Airlines Co. Ltd.
1,411,473
0.5
96,400
Kirin Holdings Co. Ltd.
1,498,755
0.5
151,000  Mitsubishi Chemical
Group Corp.
996,933
0.4
16,600  MS&AD Insurance Group
Holdings, Inc.
422,928
0.2
29,000
Nitto Denko Corp.
644,477
0.2
39,400
Secom Co. Ltd.
1,443,364
0.5
11,900  Takeda Pharmaceutical
Co. Ltd.
405,073
0.2
458,300
Z Holdings Corp.
1,173,441
0.4
12,119,537
4.4
Netherlands : 1.5%
776
ASR Nederland NV
56,362
0.0
1,987
(1)
Euronext NV
278,288
0.1
2,531
Heineken Holding NV
188,128
0.1
4,929
ING Groep NV
145,361
0.0
322,935
Koninklijke KPN NV
1,581,584
0.6
23,686
NN Group NV
1,877,530
0.7
4,127,253
1.5
New Zealand : 0.1%
18,272  Fisher & Paykel
Healthcare Corp. Ltd.
426,860
0.1
Norway : 1.0%
63,295
DNB Bank ASA
1,814,881
0.7
29,633
Orkla ASA
352,584
0.1
39,738
Telenor ASA
668,455
0.2
2,835,920
1.0
Puerto Rico : 0.6%
12,349
Popular, Inc.
1,648,962
0.6
Singapore : 0.5%
8,700
DBS Group Holdings Ltd.
404,397
0.2
62,200
Singapore Exchange Ltd.
861,850
0.3
1,266,247
0.5

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain : 1.1%
45,905
(1)
Aena SME SA
$ 1,425,703
0.5
1,155
Amadeus IT Group SA
77,439
0.0
81,178
Repsol SA
1,599,301
0.6
3,102,443
1.1
Sweden : 0.8%
20,199
Essity AB - Class B
598,065
0.2
30,050
Swedbank AB - Class A
1,168,352
0.5
68,063
Telia Co. AB
310,943
0.1
2,077,360
0.8
Switzerland : 0.5%
9,785
ABB Ltd., Reg
842,470
0.3
3,791
Dufry AG, Reg
232,090
0.1
1,551
Galderma Group AG
289,105
0.1
1,363,665
0.5
United Kingdom : 4.5%
34,078
(1)
Auto Trader Group PLC
251,205
0.1
53,241
BAE Systems PLC
1,445,325
0.5
83,265
Barclays PLC
555,714
0.2
37,926  British American Tobacco
PLC
2,291,238
0.9
141,000  CK Hutchison Holdings
Ltd.
1,136,926
0.4
28,635  Hikma Pharmaceuticals
PLC
600,656
0.2
33,577
Imperial Brands PLC
1,414,183
0.5
144,132
NatWest Group PLC
1,313,727
0.5
35,579
Pearson PLC
467,967
0.2
68,172  Rolls-Royce Holdings
PLC
1,139,625
0.4
90,478
Sage Group PLC
1,186,452
0.4
29,958
Smith & Nephew PLC
510,580
0.2
12,313,598
4.5
United States : 68.3%
17,289
AbbVie, Inc.
3,855,620
1.4
151,854
ADT, Inc.
1,214,832
0.4
7,982
AECOM
769,704
0.3
75,660
Aegon Ltd.
594,272
0.2
3,575
Agree Realty Corp.
258,222
0.1
8,552
Allstate Corp.
1,701,762
0.6
28,107
Alphabet, Inc. - Class A
9,500,166
3.5
34,639
Altria Group, Inc.
2,147,272
0.8
2,114
Ameriprise Financial, Inc.
1,114,480
0.4
5,890  AmerisourceBergen
Corp.
2,115,806
0.8
6,713
AMETEK, Inc.
1,503,578
0.6
778
Aon PLC - Class A
272,020
0.1
10,636
AptarGroup, Inc.
1,328,968
0.5
6,307
Assurant, Inc.
1,501,886
0.6
31,975
AT&T, Inc.
838,065
0.3
6,228  Automatic Data
Processing, Inc.
1,537,195
0.6
22,060
Avnet, Inc.
1,376,323
0.5
14,759
Axis Capital Holdings Ltd.
1,522,834
0.6
12,716  Bank of New York Mellon
Corp.
1,524,903
0.6
15,081
Black Hills Corp.
1,100,611
0.4
175
Booking Holdings, Inc.
875,322
0.3
45,030
Bristol-Myers Squibb Co.
2,478,901
0.9
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
44,217  Brixmor Property Group,
Inc.
$ 1,184,573
0.4
6,923  Broadridge Financial
Solutions, Inc.
1,364,593
0.5
8,356
Cardinal Health, Inc.
1,795,537
0.7
6,188  Cboe Global Markets,
Inc.
1,640,191
0.6
11,815
Charles Schwab Corp.
1,227,815
0.5
8,955  Chesapeake Energy
Corp.
1,006,632
0.4
7,148
Chubb Ltd.
2,212,735
0.8
5,703
Church & Dwight Co., Inc.
548,914
0.2
6,650
Cigna Group
1,822,831
0.7
8,446
Cintas Corp.
1,616,480
0.6
42,968
Cisco Systems, Inc.
3,365,254
1.2
18,917
Citigroup, Inc.
2,188,886
0.8
7,798
CME Group, Inc.
2,254,090
0.8
23,420
CNA Financial Corp.
1,120,881
0.4
45,420
Coca-Cola Co.
3,397,870
1.2
13,751  Cognizant Technology
Solutions Corp. - Class A
1,128,407
0.4
22,675
Colgate-Palmolive Co.
2,047,326
0.7
25,138  Commerce Bancshares,
Inc.
1,323,264
0.5
21,421  COPT Defense
Properties
659,981
0.2
782
Corteva, Inc.
56,930
0.0
1,855
Coterra Energy, Inc.
53,517
0.0
710
Cullen/Frost Bankers, Inc.
97,852
0.0
18,740
CVS Health Corp.
1,396,505
0.5
4,123
Digital Realty Trust, Inc.
684,212
0.3
13,098  Dolby Laboratories, Inc.
- Class A
840,761
0.3
6,859
DT Midstream, Inc.
864,371
0.3
16,570
Duke Energy Corp.
2,010,769
0.7
3,814
DuPont de Nemours, Inc.
167,511
0.1
2,813
Ecolab, Inc.
793,238
0.3
20,096
Edison International
1,251,579
0.5
22,519
Element Solutions, Inc.
655,303
0.2
2,472
Elevance Health, Inc.
854,669
0.3
3,731
Emerson Electric Co.
548,308
0.2
14,841
Entergy Corp.
1,423,103
0.5
11,240
EOG Resources, Inc.
1,260,341
0.5
15,956
Equitable Holdings, Inc.
740,358
0.3
10,003
Essent Group Ltd.
629,389
0.2
11,755
Evergy, Inc.
901,961
0.3
36,857
Exelon Corp.
1,650,456
0.6
1,354
First Hawaiian, Inc.
35,949
0.0
6,648
Flowserve Corp.
519,541
0.2
9,906
Fortive Corp.
523,136
0.2
16,738
Fox Corp. - Class A
1,218,192
0.4
1,536
General Dynamics Corp.
539,274
0.2
1,799
General Motors Co.
151,116
0.1
32,010
Genpact Ltd.
1,411,641
0.5
16,407
Gilead Sciences, Inc.
2,328,974
0.9
10,208
Globe Life, Inc.
1,431,366
0.5
6,989
GSK PLC
180,746
0.1
27,146
H&R Block, Inc.
1,070,910
0.4
11,633
Hancock Whitney Corp.
800,350
0.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
8,004  Hanover Insurance
Group, Inc.
$ 1,393,817
0.5
14,012  Hartford Financial
Services Group, Inc.
1,892,461
0.7
4,618
Hexcel Corp.
382,417
0.1
2,078  Honeywell International,
Inc.
472,787
0.2
1,005
Humana, Inc.
196,176
0.1
5,292
Ingredion, Inc.
624,985
0.2
12,457  Interactive Brokers
Group, Inc. - Class A
932,780
0.3
3,955
Intuit, Inc.
1,973,229
0.7
9,681  Jack Henry & Associates,
Inc.
1,734,932
0.6
21,863
Johnson & Johnson
4,968,367
1.8
469
JPMorgan Chase & Co.
143,462
0.1
64,635
Kinder Morgan, Inc.
1,970,721
0.7
3,072
Lancaster Colony Corp.
527,063
0.2
6,235
Leidos Holdings, Inc.
1,173,926
0.4
10,755  Marsh & McLennan Cos.,
Inc.
2,023,983
0.7
1,898
McKesson Corp.
1,577,637
0.6
23,764
Medtronic PLC
2,446,741
0.9
7,927  Meta Platforms, Inc. -
Class A
5,679,695
2.1
18,158
MetLife, Inc.
1,432,303
0.5
2,946
Microsoft Corp.
1,267,634
0.5
15,663
National Fuel Gas Co.
1,311,776
0.5
5,399  National Retail
Properties, Inc.
224,976
0.1
12,209
NetApp, Inc.
1,176,337
0.4
16,441  New York Times Co. -
Class A
1,205,290
0.4
37,842
NiSource, Inc.
1,676,022
0.6
1,432
NVIDIA Corp.
273,698
0.1
20,217
ONEOK, Inc.
1,600,984
0.6
9,025
Paycom Software, Inc.
1,216,119
0.4
3,429
PayPal Holdings, Inc.
180,674
0.1
18,005
PepsiCo, Inc.
2,766,108
1.0
97,689
Pfizer, Inc.
2,582,897
0.9
17,334
PG&E Corp.
267,290
0.1
4,430  Philip Morris International,
Inc.
794,919
0.3
16,852  Portland General Electric
Co.
846,813
0.3
2,874
Primerica, Inc.
755,977
0.3
24,590
Procter & Gamble Co.
3,732,024
1.4
7,701
Qualcomm, Inc.
1,167,395
0.4
885
Ralph Lauren Corp.
312,768
0.1
9,132  Raytheon Technologies
Corp.
1,834,893
0.7
16,746
Regency Centers Corp.
1,220,281
0.4
76,861
Rithm Capital Corp.
840,859
0.3
14,999
Rollins, Inc.
950,037
0.3
4,871
Ross Stores, Inc.
918,914
0.3
2,134
RPM International, Inc.
228,253
0.1
55,650  Sabra Health Care REIT,
Inc.
1,042,324
0.4
711
Sanofi
67,064
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
6,810  Simon Property Group,
Inc.
$ 1,302,821
0.5
13,574
SLM Corp.
368,534
0.1
19,242  SS&C Technologies
Holdings, Inc.
1,575,727
0.6
2,503
STERIS PLC
657,288
0.2
15,934
Synchrony Financial
1,157,286
0.4
7,433
Textron, Inc.
654,550
0.2
16,333
TJX Cos., Inc.
2,446,847
0.9
10,326  Tradeweb Markets, Inc. -
Class A
1,064,301
0.4
19,228
Travel + Leisure Co.
1,337,115
0.5
11,721
Truist Financial Corp.
602,694
0.2
9,441
Union Pacific Corp.
2,219,579
0.8
18,981
Unum Group
1,441,987
0.5
38,080
US Bancorp
2,136,669
0.8
997
Valero Energy Corp.
180,886
0.1
7,583
Ventas, Inc.
588,972
0.2
14,859
Veralto Corp.
1,470,744
0.5
5,242
VeriSign, Inc.
1,280,254
0.5
61,444  Verizon Communications,
Inc.
2,735,487
1.0
4,248
Visa, Inc. - Class A
1,367,134
0.5
1,855  Watts Water
Technologies, Inc. - Class
A
555,220
0.2
31,479
Williams Cos., Inc.
2,117,278
0.8
1,945
Zions Bancorp NA
116,525
0.0
187,519,036
68.3
Total Common Stock
(Cost $216,692,584)
268,394,551
97.7
EXCHANGE-TRADED FUNDS : 1.8%
19,509  iShares MSCI EAFE
Value ETF
1,469,808
0.5
16,178  iShares Russell 1000
Value ETF
3,556,895
1.3
5,026,703
1.8
Total Exchange-Traded
Funds
(Cost $4,901,648)
5,026,703
1.8
Total Long-Term
Investments
(Cost $221,594,232)
273,421,254
99.5

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.3%
Repurchase Agreements : 0.1%
141,000
(4)
Citadel Securities LLC,
Repurchase Agreement
dated 01/30/2026,
3.710%, due 02/02/2026
(Repurchase Amount
$141,043, collateralized
by various U.S.
Government Securities,
0.000%-4.500%, Market
Value plus accrued
interest $143,864, due
02/15/26-11/15/55)
$ 141,000
0.1
10,406
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
01/30/2026, 3.670%,
due 02/02/2026
(Repurchase Amount
$10,409, collateralized
by various U.S.
Government Securities,
3.875%-4.500%, Market
Value plus accrued
interest $10,614, due
12/31/31-05/15/43)
10,406
0.0
Total Repurchase
Agreements
(Cost $151,406)
151,406
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
587,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.610%
(Cost $587,000) $ 587,000 0.2
Total Short-Term
Investments
(Cost $738,406)
738,406
0.3
Total Investments in
Securities
(Cost $222,332,638) $ 274,159,660 99.8
Assets in Excess of
Other Liabilities 561,441 0.2
Net Assets $ 274,721,101 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Non-income producing security.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of January 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 26.1%
Industrials 13.8
Health Care 12.2
Communication Services 10.7
Consumer Staples 8.9
Utilities 5.5
Information Technology 5.5
Energy 5.3
Consumer Discretionary 3.7
Real Estate 3.5
Materials 2.5
Exchange-Traded Funds 1.8
Short-Term Investments 0.3
Assets in Excess of Other Liabilities 0.2
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Global High Dividend Low
Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 4,277,957 $ — $ 4,277,957
Austria — 470,155 — 470,155
Canada 11,956,925 — — 11,956,925
Denmark — 1,740,487 — 1,740,487
France — 9,993,126 — 9,993,126
Germany — 3,610,103 — 3,610,103
Hong Kong — 3,125,031 — 3,125,031
Ireland — 702,414 — 702,414
Israel — 811,928 — 811,928
Italy — 2,905,544 — 2,905,544
Japan — 12,119,537 — 12,119,537
Netherlands — 4,127,253 — 4,127,253
New Zealand — 426,860 — 426,860
Norway 668,455 2,167,465 — 2,835,920
Puerto Rico 1,648,962 — — 1,648,962
Singapore — 1,266,247 — 1,266,247
Spain — 3,102,443 — 3,102,443
Sweden — 2,077,360 — 2,077,360
Switzerland — 1,363,665 — 1,363,665
United Kingdom — 12,313,598 — 12,313,598
United States 186,676,954 842,082 — 187,519,036
Total Common Stock 200,951,296 67,443,255 — 268,394,551
Exchange-Traded Funds 5,026,703 — — 5,026,703
Short-Term Investments 587,000 151,406 — 738,406
Total Investments, at fair value $ 206,564,999 $ 67,594,661 $ — $ 274,159,660
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 56,192,633
Gross Unrealized Depreciation (4,365,611)
Net Unrealized Appreciation $ 51,827,022